Short Term Loans (Tables)	12 Months Ended
Jun. 30, 2018
Short Term Loans [Abstract]
Schedule of outstanding balances of short term bank loans

	As of June 30,
	2018	2017

Loan from Bank of Communication, with an interest rate of 5.655% per annum due on July 20, 2018	$740,506	$-
Loan from China Merchants Bank, with an interest rate of 5.655% per annum due in July and August, 2018, respectively	1,813,483	-
	$2,553,989	$-